PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

19   PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company financial information of Tarena International.

Condensed Balance Sheets

	December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,793	23,506	3,689
Prepaid expenses and other current assets	699	24	4
Due from subsidaries	410,910	407,795	63,991
Total current assets	415,402	431,325	67,684
Investment in subsidiaries	(1,241,409)	(1,700,223)	(266,802)
Total assets	(826,007)	(1,268,898)	(199,118)
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities (1)	7,213	5,781	907
Due to intercompany	298,782	309,241	48,527
Total current liabilities	305,995	315,022	49,434
Total liabilities	305,995	315,022	49,434

Commitments and contingencies	—	—	—

Shareholders’ equity:
Class A ordinary shares (US$0.001 par value, 860,000,000 shares authorized, 55,546,254 and 56,593,157 shares issued, 48,346,384 and 49,393,287 shares outstanding as of December 31, 2020 and 2021, respectively)	349	355	56
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	74	74	12
Treasury shares (7,199,870 and 7,199,870 Class A ordinary shares as of December 31, 2020 and 2021, at cost)	(459,815)	(459,815)	(72,155)
Additional paid-in capital	1,324,161	1,347,205	211,406
Accumulated other comprehensive income	49,120	48,699	7,641
Accumulated deficit	(2,045,891)	(2,520,438)	(395,512)
Total shareholders’ deficit	(1,132,002)	(1,583,920)	(248,552)
Total liabilities and shareholders’ equity	(826,007)	(1,268,898)	(199,118)

(1)	Mainly related to repurchase of treasury shares.

19   PARENT ONLY FINANCIAL INFORMATION (CONTINUED)

Condensed Statements of Comprehensive Loss

	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Selling and marketing expenses	—	(693)	(323)	(51)
General and administrative expenses	(29,011)	(16,890)	5,955	934
Operating (loss) gain	(29,011)	(17,583)	5,632	883
Equity in loss of subsidiaries	(1,007,788)	(748,006)	(480,114)	(75,340)
Foreign currency exchange gains (loss)	115	(1,109)	(268)	(42)
Interest (expense) income	(67)	55	203	32
Other income	665	—	—	—
Loss before income taxes	(1,036,086)	(766,643)	(474,547)	(74,467)
Income tax expense	—	—	—	—
Net loss	(1,036,086)	(766,643)	(474,547)	(74,467)
Other comprehensive income (loss)
Foreign currency translation adjustment	914	(2,266)	(421)	(66)
Comprehensive loss	(1,035,172)	(768,909)	(474,968)	(74,533)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating activities:
Net cash (used in) provided by operating activities	(3,315)	(8,010)	14,458	2,269
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	3,335	3,354	3,947	619
Repayment of bank borrowings	(13,726)	—	—	—
Repurchase of treasury shares	(5,058)	—	—	—
Net cash (used in) provided by financing activities	(15,449)	3,354	3,947	619
Changes in cash and cash equivalents	(18,764)	(4,656)	18,405	2,888
Effect of foreign currency exchange rate changes on cash and cash equivalents	856	850	1,308	207
Net (decrease) increase in cash and cash equivalents	(17,908)	(3,806)	19,713	3,095
Cash and cash equivalents at beginning of year	25,507	7,599	3,793	594
Cash and cash equivalents at end of year	7,599	3,793	23,506	3,689